CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenue:
Affiliate	$ 60,864	$ 56,202
Third-party	3,876	4,962
Total revenue	64,740	61,164
Costs and expenses:
Operating and maintenance expenses	19,880	17,669
General and administrative expenses	4,291	3,315
Depreciation and amortization	6,643	5,483
Total costs and expenses	30,814	26,467
Income from operations	33,926	34,697
Other expense:
Interest expense, net	(9,585)	(7,568)
Amortization of loan fees and debt premium	(363)	(416)
Net income	23,978	26,713
Less: Net loss attributable to Predecessor	(1,279)	(1,494)
Less: Net income attributable to noncontrolling interest	4,022	3,599
Net income attributable to the partners	21,235	24,608
Less: Net income attributable to the IDR holder	2,959	1,686
Net income attributable to PBF Logistics LP unitholders	$ 18,276	$ 22,922
Weighted-average limited partner units outstanding:
Cash distributions paid per unit (in dollars per share)	$ 0.49	$ 0.46
Common Units [Member]
Other expense:
Net income attributable to the partners	$ 18,276	$ 14,204
Net income per limited partner unit:
Common - basic (in dollars per share)	$ 0.43	$ 0.55
Common - diluted (in dollars per share)	$ 0.43	$ 0.55
Weighted-average limited partner units outstanding:
Common - basic (in shares)	42,129,377	26,042,248
Common - diluted (in shares)	42,236,092	26,127,441
Subordinated Units [Member]
Net income per limited partner unit:
Subordinated - basic and diluted (In dollars per share)	$ 0.00	$ 0.55
Weighted-average limited partner units outstanding:
Subordinated - basic and diluted (in shares)	0	15,886,553